UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:                December 31, 2004
1
Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):            [   ]  is a restatement.
                                      [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CIGNA Corporation
Address:   One Liberty Place
           Philadelphia, PA  19192-1550

Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeffrey S. Winer
Title:            Assistant Corporate Secretary
Phone:            860-757-7276

Signature, Place, and Date of Signing:

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[Signature]

Hartford, CT
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[City, State]

January 28, 2005
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------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page
                              ---------------------
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $48,827 (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                         FORM 13F INFORMATION TABLE BY PORTFOLIO

            NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   INVESTMENT    VOTING
            ISSUER                    OF CLASS              (X$1000)   PRN AMT          DESCRETION      SOLE      NONE
  PORTFOLIO COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5 COLUMN 6
  --------- --------                  --------   --------   --------   ------- -------- ---------- --------- ---------
  CGL/CGS   BROOKSTONE INC            COM        114537103       451    23,044 SH       DEFINED       23,044
  CGL/CGS   TREX COMPANY INC          COM        89531P105     8,106   154,568 SH       DEFINED      154,568
  CGL/GRT   TREX COMPANY INC          COM        89531P105     5,590   106,601 SH       DEFINED      106,601
  CGL/GUL   TREX COMPANY INC          COM        89531P105     3,166    60,382 SH       DEFINED       60,382
  CGL/STK   BROOKSTONE INC            COM        114537103     1,623    82,998 SH       DEFINED       82,998
  CGL/STK   TREX COMPANY INC          COM        89531P105     1,604    30,584 SH       DEFINED       30,584
  CPENFND   CIGNA CORPORATION         COM        125509109    23,859   292,500 SH       DEFINED      292,500
  LINA      EL PASO CORP              COM        28336L109       663    63,764 SH       DEFINED       63,764
  LINA      TREX COMPANY INC          COM        89531P105     3,766    71,814 SH       DEFINED       71,814

  GRAND TOTAL                                                     $    48,827
                                                                   ------------
